Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development tax credit receivables	$ 120	$ 103
Prepayments	169	107
Other receivables	69	46
Total prepaid expenses and other current assets	$ 358	$ 256